Shareholder Report, Average Annual Return (Details) 196007_PIA Short Term Securities Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
PIA Short-Term Securities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF
Average Annual Return, Percent	4.89%	2.87%	2.27%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.70%	(0.31%)	1.99%
ICE BofA 1-Year US Treasury Note Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-Year US Treasury Note Total Return Index
Average Annual Return, Percent	4.23%	2.40%	1.99%